UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
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Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin                 New York, NY           8/13/10
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State] [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   53
                                               -------------

Form 13F Information Table Value Total:           $5,728,054
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name



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
                                                                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4              COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE OF                VALUE   SHRS OR             PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT    SH/PRN   CALL   DISCRETION MANAGERS    SOLE  SHARED NONE
---------------                -------      -----    --------  -------    ------   ----   ---------- --------   ------ ------------
AMAZON COM INC               COM            023135106 231,959  2,123,000   SH              SOLE                 2,123,000    0   0
APPLE INC                    COM            037833100 477,178  1,897,100   SH              SOLE                 1,897,100    0   0
ARES CAP CORP                COM            04010L103  68,790  5,490,000   SH              SOLE                 5,490,000    0   0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT 05967A107 110,500 10,697,000   SH              SOLE                10,697,000    0   0
BLACKROCK INC                COM            09247X101 114,720    800,000   SH              SOLE                   800,000    0   0
CIT GROUP INC                COM NEW        125581801 130,212  3,845,610   SH              SOLE                 3,845,610    0   0
CITRIX SYS INC               COM            177376100 161,107  3,815,000   SH              SOLE                 3,815,000    0   0
CME GROUP INC                COM            12572Q105 184,697    656,000   SH              SOLE                   656,000    0   0
COVANTA HLDG CORP            COM            22282E102 143,705  8,662,117   SH              SOLE                 8,662,117    0   0
CREDICORP LTD                COM            G2519Y108  81,801    900,000   SH              SOLE                   900,000    0   0
CROWN CASTLE INTL CORP       COM            228227104 237,859  6,383,750   SH              SOLE                 6,383,750    0   0
DISCOVERY COMMUNICATNS NEW   COM SER A      25470F104 142,215  3,982,500   SH              SOLE                 3,982,500    0   0
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302  97,893  3,165,000   SH              SOLE                 3,165,000    0   0
DOLLAR TREE INC              COM            256746108 165,479  3,975,000   SH              SOLE                 3,975,000    0   0
ECHOSTAR CORP                CL A           278768106  58,480  3,065,000   SH              SOLE                 3,065,000    0   0
ENSCO PLC                    SPONSORED ADR  29358Q109  58,920  1,500,000   SH              SOLE                 1,500,000    0   0
EXPRESS SCRIPTS INC          COM            302182100 133,725  2,844,000   SH              SOLE                 2,844,000    0   0
GENERAL GROWTH PPTYS INC     COM            370021107  99,450  7,500,000   SH              SOLE                 7,500,000    0   0
GENPACT LIMITED              SHS            G3922B107  31,681  2,040,000   SH              SOLE                 2,040,000    0   0
GOLDMAN SACHS GROUP INC      COM            38141G104  45,945    350,000   SH              SOLE                   350,000    0   0
GOLUB CAP BDC INC            COM            38173M102   9,945    689,655   SH              SOLE                   689,655    0   0
GOOGLE INC                   CL A           38259P508 106,788    240,000   SH              SOLE                   240,000    0   0
GREENLIGHT CAPITAL RE LTD    CLASS A        G4095J109  22,240    882,892   SH              SOLE                   882,892    0   0
INTEROIL CORP                COM            460951106  23,315    525,000   SH              SOLE                   525,000    0   0
J CREW GROUP INC             COM            46612H402  54,847  1,490,000   SH              SOLE                 1,490,000    0   0
JPMORGAN CHASE & CO          COM            46625H100 402,710 11,000,000   SH              SOLE                11,000,000    0   0
JPMORGAN CHASE & CO         W EXP 10/28/201 46634E114  11,793    933,000   SH              SOLE                   933,000    0   0
KROGER CO                    COM            501044101  84,273  4,280,000   SH              SOLE                 4,280,000    0   0
LIBERTY GLOBAL INC           COM SER A      530555101  96,683  3,720,000   SH              SOLE                 3,720,000    0   0
LIBERTY MEDIA CORP NEW      LIB STAR COM A  53071M708  65,837  1,270,000   SH              SOLE                 1,270,000    0   0
MARKET VECTORS ETF TR       GOLD MINER ETF  57060U100 267,490  5,148,000   SH              SOLE                 5,148,000    0   0
MASTERCARD INC               CL A           57636Q104  73,826    370,000   SH              SOLE                   370,000    0   0
MCDONALDS CORP               COM            580135101 190,364  2,890,000   SH              SOLE                 2,890,000    0   0
MGIC INVT CORP WIS           COM            552848103  62,014  9,000,600   SH              SOLE                 9,000,600    0   0
MICROSOFT CORP               COM            594918104 133,918  5,820,000   SH              SOLE                 5,820,000    0   0
MONSANTO CO NEW              COM            61166W101  45,411    982,500   SH              SOLE                   982,500    0   0
MORGAN STANLEY               COM NEW        617446448  81,073  3,493,000   SH              SOLE                 3,493,000    0   0
NVR INC                      COM            62944T105  57,577     87,900   SH              SOLE                    87,900    0   0
PENNYMAC MTG INVT TR         COM            70931T103  25,186  1,584,000   SH              SOLE                 1,584,000    0   0
PFIZER INC                   COM            717081103  85,560  6,000,000   SH              SOLE                 6,000,000    0   0
PMI GROUP INC                COM            69344M101  23,134  8,005,000   SH              SOLE                 8,005,000    0   0
PRIMERICA INC                COM            74164M108   9,579    446,800   SH              SOLE                   446,800    0   0
RANGE RES CORP               COM            75281A109 132,696  3,305,000   SH              SOLE                 3,305,000    0   0
STARWOOD HOTELS&RESORTS WRLD COM            85590A401  93,218  2,250,000   SH              SOLE                 2,250,000    0   0
TD AMERITRADE HLDG CORP      COM            87236Y108 105,876  6,920,000   SH              SOLE                 6,920,000    0   0
TERADATA CORP DEL            COM            88076W103  70,409  2,310,000   SH              SOLE                 2,310,000    0   0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209 172,087  3,310,000   SH              SOLE                 3,310,000    0   0
THERAVANCE INC               COM            88338T104   7,793    620,000   SH              SOLE                   620,000    0   0
THERMO FISHER SCIENTIFIC INC COM            883556102 161,561  3,293,800   SH              SOLE                 3,293,800    0   0
VISA INC                     COM CL A       92826C839  48,464    685,000   SH              SOLE                   685,000    0   0
WELLS FARGO & CO NEW        W EXP 10/28/201 949746119   9,844  1,275,100   SH              SOLE                 1,275,100    0   0
WESTERN UN CO                COM            959802109 183,020 12,275,000   SH              SOLE                12,275,000    0   0
XINYUAN REAL ESTATE CO LTD   SPONS ADR      98417P105  33,208 13,952,933   SH              SOLE                13,952,933    0   0

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